Significant Accounting Policies, Disaggregation of Revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disaggregation by Revenue Source [Abstract]
Accounts receivable trade, net	$ 390	$ 801
Current portion of deferred revenue	6,231	4,510
Deferred revenue recognized	2,515
ASC 606 [Member]
Disaggregation by Revenue Source [Abstract]
Current portion of deferred revenue	458
ASC 842 [Member]
Disaggregation by Revenue Source [Abstract]
Current portion of deferred revenue	5,773
Spot Charter [Member]
Disaggregation by Revenue Source [Abstract]
Accounts receivable trade, net	362	801
Time Charter [Member]
Disaggregation by Revenue Source [Abstract]
Accounts receivable trade, net	$ 28	$ 0